S000004162 [Member] Annual Fund Operating Expenses - ClearBridge Mid Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.15%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.89%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.84%
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.85%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.45%
Class IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.75%

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares, each subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.